Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Beginning of the year	$ 137,733	$ 129,162
Sale of interest in associates and joint ventures	(26,195)	0
Capital contributions	0	203
Share of profit / (loss)	34,037	9,740
Currency translations adjustment	(82)	(187)
Dividends	(16,135)	(1,185)
End of the year	$ 129,358	$ 137,733